Equity	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Equity	19 Equity

Total equity
In EUR million	2025	2024	2023
Share capital and share premium
- Share capital	30	31	35
- Share premium	17,116	17,116	17,116
	17,147	17,148	17,151

Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,444	1,816	1,152
- Revaluation reserve: Debt instruments at FVOCI	-41	-479	-280
- Revaluation reserve: Cash flow hedge	-1,096	-1,693	-2,058
- Revaluation reserve: Credit liability	-49	-15	31
- Revaluation reserve: Property in own use	156	161	178
- Net defined benefit asset/liability remeasurement reserve	-345	-333	-317
- Currency translation reserve	-2,774	-1,986	-2,527
- Share of associates and joint ventures and other reserves	2,031	2,607	3,047
- Treasury shares	-2,404	-765	-1,994
	-3,080	-687	-2,767

Retained earnings	40,016	36,243	40,299

Shareholders’ equity (parent)	54,083	52,703	54,684
Non-controlling interests	1,255	995	944
Total equity	55,339	53,698	55,628
Adjustments for hyperinflation
ING applies IAS 29 ‘Hyperinflation’ on its investment in Türkiye since 2022. The IAS 29 indexation impact on equity was EUR 34 million (2024: EUR 50 million; 2023: EUR 54 million) of which EUR 123 million (2024: EUR 202 million;
2023: EUR 284 million) in the currency translation reserve, EUR 0 million (2024: EUR  4 million; 2023: EUR  3 million)
in revaluation reserves and EUR -89 million (2024: EUR  -156 million; 2023: EUR  -234 million) in profit or loss.
Share capital and share premium

Share capital
				Ordinary shares (par value EUR 0.01)
	Number x 1,000			In EUR million
	2025	2024	2023	2025	2024	2023
Authorised share capital	9,142,000	9,142,000	9,142,000	91	91	91
Unissued share capital	6,120,457	5,994,609	5,643,806	61	60	56
Issued share capital	3,021,543	3,147,391	3,498,194	30	31	35

Changes in issued share capital
	Ordinary shares (par value EUR 0.01)
	Number x 1,000	In EUR million
Issued share capital as at 31 December 2022	3,726,539	37
Issue of shares	5
Cancellation of shares	-228,350	-2
Issued share capital as at 31 December 2023	3,498,194	35
Cancellation of shares	-350,803	-4
Issued share capital as at 31 December 2024	3,147,391	31
Cancellation of shares	-125,848	-1
Issued share capital as at 31 December 2025	3,021,543	30
In 2022, shares were issued in order to fund obligations arising from share-based employee incentive programmes. As from 2023 these shares are repurchased from the market. The cancellation of shares relates to the shares purchased under the share buyback programme which was completed in October 2025. For further information, reference is made to 'Ordinary shares held by ING Group (treasury shares)'.
As at 31 December 2025 ING Groep N.V. has issued USD    9,000 million (2024: USD  8,750 million; 2023: USD  7,750
million) Perpetual Additional Tier 1 Contingent Convertible Capital Securities which can, in accordance with their terms and conditions, convert by operation of law into ordinary shares if the conditions (when the Group CET1 ratio has fallen below 7.00%) to such a conversion are fulfilled. As a result of this conversion, the issued share capital can increase by up to 1,014 million (2024: 982 million; 2023: 864 million) ordinary shares. Reference is made to Note 18 'Subordinated loans'.
Ordinary shares
All ordinary shares are registered. No share certificates have been issued. The par value of ordinary shares is EUR
0.01. The authorised ordinary share capital of ING Groep N.V. currently consists of 9,142 million ordinary shares. As at 31 December 2025, 3,022 million ordinary shares were issued and fully paid.
Ordinary shares held by ING Group (Treasury shares)
As at 31 December 2025, 119.1 million ordinary shares (2024: 51.1 million; 2023: 154.6 million) of ING Groep N.V.
with a par value of EUR 0.01 are held by ING Groep N.V. or its subsidiaries.
Share premium
No changes in 2025, 2024 and 2023.
Revaluation reserves

Changes in revaluation reserve: Equity securities and Debt instruments at FVOCI
	Equity securities at FVOCI			Debt instruments at FVOCI
In EUR million	2025	2024	2023	2025	2024	2023
Opening balance	1,816	1,152	1,187	-479	-280	-341
Unrealised revaluations	-366	664	-35	459	-261	53
Realised gains/losses transferred to the statement of profit or loss				-21	62	9
Realised revaluations transferred to retained earnings	-6		1
Closing balance	1,444	1,816	1,152	-41	-479	-280
Equity securities at FVOCI
In 2025, the unrealised revaluation of EUR -366 million (2024: EUR 664 million; 2023: EUR  -35 million) includes revaluation of shares in Bank of Beijing for EUR -403 million (2024: EUR 652 million; 2023: EUR  -24 million).

Changes in cash flow hedge and credit liability reserve
	Cash flow hedge			Credit liability
In EUR million	2025	2024	2023	2025	2024	2023
Opening balance	-1,693	-2,058	-3,055	-15	31	70
Changes in credit liability reserve				-34	-46	-39
Unrealised revaluations	597	365	997
Closing balance	-1,096	-1,693	-2,058	-49	-15	31
Cash flow hedge
The increase in the cash flow hedge reserve, primarily related to floating rate lending with interest rate swaps, in
2025 (EUR 597 million) reflects the impact of changes in interest rates, pull-to-par effect and amortisation of de-
designated hedges. Reference is made to Note 36 'Derivatives and hedge accounting'.

Changes in Property in own use reserve
In EUR million	2025	2024	2023
Opening balance	161	178	176
Unrealised revaluations	7	3	10
Realised revaluations transferred to retained earnings	-12	-20	-8
Closing balance	156	161	178
Net defined benefit asset/liability remeasurement reserve
Reference is made to Note 33 'Pensions and other post-employment benefits'.
Currency translation reserve

Changes in currency translation reserve
In EUR million	2025	2024	2023
Opening balance	-1,986	-2,527	-2,395
Unrealised revaluations	637	-222	183
Realised gains/losses transferred to the statement of profit or loss		1
Exchange rate differences	-1,425	763	-316
Closing balance	-2,774	-1,986	-2,527
Unrealised revaluations relates to changes in the value of hedging instruments that are designated as net investment hedges. The hedging strategy is to protect the CET1 ratio against adverse impact from exchange rate fluctuations. The net decrease of unrealised revaluations and Exchange rate differences of EUR -789 million is related to several currencies including USD (EUR  -664 million), TRY (EUR -21 million including EUR 123 million IAS
29 indexation effect), GBP (EUR -64 million), PLN (EUR 29  million), UAH (EUR  -16 million), AUD (EUR  -69 million),
RUB (EUR  87 million), THB (EUR  -19 million), RON (EUR -13 million) and other currencies (EUR -39 million).
Share of associates and joint ventures and other reserves

Changes in share of associates, joint ventures and other reserves
In EUR million	2025	2024	2023
Opening balance	2,607	3,047	3,603
Result for the year	14	125	336
Transfer to/from retained earnings	-590	-565	-892
Closing balance	2,031	2,607	3,047
The Share of associates, joint ventures and other reserves includes non-distributable profits from associates and joint ventures of EUR 962 million (2024: EUR  940 million; 2023: EUR  815 million). Other reserves includes a statutory reserve of EUR 108 million (2024: EUR 897 million; 2023: EUR 1,602 million) related to the former
Stichting Regio Bank and the former Stichting Vakbondsspaarbank SPN and a legal reserve of EUR  956 million
(2024: EUR 768 million; 2023: EUR 628 million) related to internally developed software. The transfer to retained earnings of EUR -590 million includes the release of the Regio bank and Vakbondsspaarbank SPN reserve of EUR
-802 million (2024: EUR -830 million; 2023: EUR -998 million) against regulatory expenses which are recognised in the statement of profit or loss.
Treasury shares

Changes in treasury shares
	In EUR million			Number x 1,000
	2025	2024	2023	2025	2024	2023
Opening balance	-765	-1,994	-1,205	51,117	154,571	107,395
Purchased/sold for trading purposes	6	2	-7	-480	-211	464
Purchased under staff share plans	-64	-43	-42	3,674	3,319	3,156
Distributed under staff share plans	60	43	41	-3,460	-3,343	-3,106
Purchased under Share buyback programme	-3,641	-3,774	-3,482	194,102	247,584	275,013
Cancelled under Share buyback programme	2,000	5,000	2,701	-125,848	-350,803	-228,350
Closing balance	-2,404	-765	-1,994	119,105	51,117	154,571
In 2025 ING Group initiated three share buyback programmes and completed one from 2024:
▪EUR 2,000 million, commencing on 31 October 2024 and completed by 30 April 2025. A total of 126 million shares have been repurchased at an average effective price of EUR 15.89 per share. The shares have been cancelled in July 2025;
▪EUR 70 million, commencing on 3 March 2025 and completed by 4 March 2025. A total of 4 million shares have been repurchased at an average price of EUR 17.44 per share and for a total consideration of EUR 64 million.
The purpose of the share repurchase programme was to meet obligations under the share-based compensation plans;
▪EUR 2,000 million, commencing on 2 May 2025 and completed by 27 October 2025. A total of 101 million shares have been repurchased at an average effective price of EUR 19.76 per share. The shares have been cancelled in January 2026;
▪EUR 1,100 million, commencing on 30 October 2025 and expected to be completed before 27 April 2026. As per
31 December 2025 a total of 18 million shares have been repurchased at an average price of EUR 22.62 per share and for a total consideration of EUR 397 million. ING has the intention to cancel these shares in June
2026.
Retained earnings

Changes in retained earnings
In EUR million	2025	2024	2023
Opening balance	36,243	40,299	41,538
Impact on opening balance[1]			-45
Transfer to/from other reserves	616	585	899
Result for the year	8,310	5,209	3,804
Dividend and other distributions	-3,691	-4,124	-2,668
Employee share plans	-8	1	-7
Share buybacks and other changes	-1,453	-5,728	-3,222
Closing balance	40,016	36,243	40,299
1In 2023, changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.
Dividend and other distributions
In 2025, a cash dividend of EUR  3,191 million (2024: EUR  3,626 million; 2023: EUR 2,668 million) and in January
2026 an additional cash distribution of EUR 500 million (2024: EUR  498 million; 2023: EUR  0 million) were paid to the shareholders of ING Group. For further information, reference is made to Note 29 'Dividend per ordinary share'.
Share buybacks and other changes
Share buybacks and other changes includes an amount of EUR -1,458 million (2024: EUR  -5,723 million; 2023: EUR
-3,217 million), which corresponds to the purchase and cancellation of treasury shares purchased under the share buyback programmes.
Ordinary shares - Restrictions with respect to dividend and repayment of capital
The following equity components cannot be freely distributed: Revaluation reserves, Net defined benefit asset/
liability remeasurement reserve, Currency translation reserve, Share of associates and joint ventures reserve and
Other reserves including the reserve related to the former Stichting Regio Bank and the former Stichting
Vakbondsspaarbank SPN.
ING Groep N.V. is subject to legal restrictions regarding the amount of dividends it can pay to the holders of its ordinary shares. Pursuant to the Dutch Civil Code, dividends can only be paid up to an amount equal to the excess of the company’s own funds over the sum of the paid-up capital and reserves required by law.
Moreover, ING Groep N.V.’s ability to pay dividends is dependent on the dividend payment ability of its subsidiaries, associates and joint ventures. ING Groep N.V. is legally required to create a non-distributable reserve insofar as profits of its subsidiaries, associates and joint ventures are subject to dividend payment restrictions which apply to those subsidiaries, associates and joint ventures themselves.
Non-distributable reserves, determined in accordance with the financial reporting requirements included in Part 9 of Book 2 of the Dutch Civil Code, from ING Group’s subsidiaries, associates and joint ventures are as follows:

Non-distributable reserves
In EUR million	2025	2024	2023
ING Bank	6,225	5,672	6,727
Other	0	0	0
Non-distributable reserves	6,225	5,672	6,727
In addition to the legal and regulatory restrictions on distributing dividends from subsidiaries, associates and joint ventures to ING Groep N.V. there are various other considerations and limitations that are taken into account in determining the appropriate levels of equity in the Group’s subsidiaries, associates and joint ventures. These considerations and limitations include, but are not restricted to, minimum capital requirements that are imposed by industry regulators in the countries in which the subsidiaries, associates and joint ventures operate, or other limitations which may exist in certain countries and may or may not be temporary in nature. It is not possible to disclose a reliable quantification of these limitations. Without prejudice to the authority of the Executive Board to allocate profits to reserves and to the fact that the ordinary shares are the most junior securities issued by ING
Groep N.V., no specific dividend payment restrictions with respect to ordinary shares exist.
Furthermore, ING Groep N.V. is subject to legal restrictions with respect to repayment of capital to holders of ordinary shares. Pursuant to the Dutch Civil Code, capital may only be repaid if none of ING Groep N.V.’s creditors opposes such a repayment within two months following the announcement of a resolution to that effect.
Cumulative preference shares (not issued)
Pursuant to the Articles of Association of ING Groep N.V. the authorised cumulative preference share capital consists of 4.6 billion cumulative preference shares, of which none have been issued. The par value of these cumulative preference shares is EUR 0.01. A right to acquire cumulative preference shares has been granted to
Stichting Continuïteit ING (ING Continuity Foundation).
The cumulative preference shares rank before the ordinary shares in entitlement to dividend and to distributions upon liquidation of ING Groep N.V.
The dividend on the cumulative preference shares will be equal to a percentage, calculated on the amount compulsorily paid up or yet to be paid up. This percentage shall be equal to the average of the euro short-term rate (€STR) as calculated by the European Central Bank during the financial year for which the distribution is made;
this percentage being weighted on the basis of the number of days for which it applies, and increased by 2.585 percentage points.
If, and to the extent that, the profit available for distribution is not sufficient to pay the dividend referred to above in full, the shortfall will be made up from the reserves insofar as possible. If, and to the extent that, the dividend distribution cannot be made from the reserves, the profits earned in subsequent years shall first be used to make up the shortfall before any distribution may be made on shares of any other category.
ING Groep N.V.’s Articles of Association make provision for the cancellation of cumulative preference shares. Upon cancellation of cumulative preference shares and upon liquidation of ING Groep N.V., the amount paid up on the cumulative preference shares will be repaid together with the accrued dividend as well as any dividend shortfall in preceding years, insofar as this shortfall has not yet been made up. No specific dividend payment restrictions with respect to the cumulative preference shares exist.